Document and Entity Information	Sep. 17, 2020
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001710583
Document Type	8-K
Document Period End Date	Sep. 17, 2020
Entity Registrant Name	Switch, Inc.
Entity Incorporation State Country Code	NV
Entity File Number	001-38231
Entity Tax Identification Number	82-1883953
Entity Address, Address Line One	7135 S. Decatur Boulevard
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89118
City Area Code	(702)
Local Phone Number	444-4111
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A common stock, par value $0.001
Trading Symbol	SWCH
Security Exchange Name	NYSE
Entity Emerging Growth Company	false